Risks and Financial Instruments - Assets and liabilities in foreign currencies (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)		R$ 371,474	R$ 311,017
Foreign trade receivables, net of allowance for expected credit losses		84,855	6,131
Other receivables		715,877	727,057
Other assets of foreign subsidiaries		152,393	280,738
Assets in foreign currency		1,324,599	1,324,943
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and negative goodwill of notes in the foreign market	[1]	(5,297,013)	(5,213,100)
Payables arising from imports		(1,730,426)	(1,939,984)
Liabilities in foreign currency		(7,027,439)	(7,153,084)
Balance (gross) of foreign currency hedging instruments		5,309,125	5,274,302
Net liability position – total		(393,715)	(553,839)
Net liability position - effect on statement of income		(382,858)	(553,839)
Net liability position - effect on equity		R$ (10,857)	R$ 0

[1]	As of December 31, 2023, the amount of negative goodwill of notes in the foreign market was R$ 8,107 (R$ 10,968 as of December 31, 2022).